Citi Fund Services

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

November 30, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProFunds
File Nos. 333-28339 and 811-08239
Rule 497(j) Filing

Dear Ladies and Gentlemen:

As Administrator on behalf of ProFunds, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information of ProFunds do not differ from those contained in Post-Effective Amendment No. 69 to the Registration Statement of ProFunds, which was filed electronically with the Securities and Exchange Commission (“SEC”) on Tuesday, November 24, 2009, with a Notice of Effectiveness issued by the SEC on Wednesday, November 25, 2009.

Questions related to this filing should be directed to my attention at (617) 476-1821 or, in my absence, to Barry Pershkow, ProFund Advisors LLC at (240) 497-6495.

Sincerely,

/s/ Jack P. Huntington

Jack P. Huntington

Vice President

cc:	Barry Pershkow